DISCONTINUED OPERATIONS (Details Textual) (Empire, USD $)	1 Months Ended
	Sep. 30, 2011	Sep. 03, 2011	Sep. 02, 2011	Aug. 31, 2011
Empire
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Price for the sale	$ 500,000	$ 500,000
Minority interest in Capital Hoedown, Inc. owned by CII with Empire (as a percent)				33.33%
Equity ownership interest in Capital Hoedown sold to CII (as a percent)	66.67%	66.67%
Senior Promissory Note, issued by CII, interest rate (as a percent)			8.00%